Other Provisions (Details) - Schedule of shows the changes in provisions - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Provisions (Details) - Schedule of shows the changes in provisions [Line Items]
Balance	$ 36,895	$ 31,006
Provisions established	2,144	6,133
Provisions used
Provisions released	(2,328)	(244)
Balance	36,711	36,895
Provisions for Obligations of Customer Loyalty and Merit Programs [Member]
Other Provisions (Details) - Schedule of shows the changes in provisions [Line Items]
Balance	35,937	30,187
Provisions established		5,750
Provisions used
Provisions released	(2,328)
Balance	33,609	35,937
Provisions for Operational Risk [Member]
Other Provisions (Details) - Schedule of shows the changes in provisions [Line Items]
Balance	694	311
Provisions established	2,144	383
Provisions used
Provisions released
Balance	2,838	694
Provisions for Lawsuits and Litigation [Member]
Other Provisions (Details) - Schedule of shows the changes in provisions [Line Items]
Balance		244
Provisions established
Provisions used
Provisions released		(244)
Balance
Other Provisions for Contingencies [Member]
Other Provisions (Details) - Schedule of shows the changes in provisions [Line Items]
Balance	264	264
Provisions established
Provisions used
Provisions released
Balance	$ 264	$ 264